Organization and Nature of Business (Details)			1 Months Ended					12 Months Ended
	Apr. 01, 2022	Mar. 03, 2017	Sep. 23, 2021	Apr. 19, 2021	Dec. 22, 2020	Aug. 27, 2020	Mar. 27, 2020	Dec. 31, 2022
Organization and Nature of Business (Details) [Line Items]
State of incorporation								1847 Holdings LLC (the “Company”) was formed under the laws of the State of Delaware on January 22, 2013.
Acquired interest, description	On April 1, 2022, 1847 Cabinet transferred all of its shares of High Mountain to Innovative Cabinets, as a result of which Innovative Cabinets now owns 92.5% of High Mountain, with the remaining 7.5% held by a third-party.			On April 19, 2021, the Company entered into a stock purchase agreement with the Neese Sellers, pursuant to which the Neese Sellers purchased the Company’s 55% ownership interest in 1847 Neese for a purchase price of $325,000 in cash (the “Neese Spin-Off”).
Asien Inc [Member]
Organization and Nature of Business (Details) [Line Items]
Acquired interest, description							As a result of this transaction, the Company owns 95% of 1847 Asien, with the remaining 5% held by a third-party, and 1847 Asien owns 100% of Asien’s.
Cabinet [Member]
Organization and Nature of Business (Details) [Line Items]
Acquired interest, description						As a result of this transaction, the Company owns 92.5% of 1847 Cabinet, with the remaining 7.5% held by a third-party, and 1847 Cabinet owns 100% of Kyle’s.
Wolo Inc [Member]
Organization and Nature of Business (Details) [Line Items]
Acquired interest, description					As a result of this transaction, the Company owns 92.5% of 1847 Wolo, with the remaining 7.5% held by a third-party, and 1847 Wolo owns 100% of Wolo Mfg and Wolo H&S.
Neese [Member]
Organization and Nature of Business (Details) [Line Items]
Acquired interest, description		As a result of this transaction, the Company owned 55% of 1847 Neese, with the remaining 45% held by the Neese Sellers.
High Mountain [Member]
Organization and Nature of Business (Details) [Line Items]
Acquired interest, description			As a result of this transaction, 1847 Cabinet acquired 92.5% of High Mountain and Innovative Cabinets, with the remaining 7.5% held by a third-party.